Cash - Schedule of Total Cash Outflow for Lease (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Total Cash Outflow for Lease [Abstract]
Within financing cash flows	RM (314,568)	$ (71,829)	RM (278,567)